Loans receivable, net	6 Months Ended
Dec. 31, 2025
Loans receivable, net
Loans receivable, net

Note 5 – Loans receivable, net

Outstanding balances on loans receivable consist of the following as of December 31, 2025 and June 30, 2025:

				December 31,	June 30,
	Maturity	Interest rate	Collateral/Guarantee	2025	2025
				(unaudited)
Third party A	January 5, 2026 (Extended to January 5, 2027 on January 5, 2026)	10.0%	None	$499,934	$499,934
Third party A	April 30, 2025 (Extended to April 30, 2027 on April 30, 2026)	10.0%	None	1,600,000	1,600,000
Loans receivable from a third party				2,099,934	2,099,934
Allowance for credit losses				(209,993)	(209,993)
Loans receivable, net				$1,889,941	$1,889,941

Movements of allowance for credit losses are as follows:

	December 31,	June 30,
	2025	2025
	(unaudited)
Beginning balance	$209,993	$275,500
(Recovery) addition	—	(65,507)
Ending balance	$209,993	$209,993

Interest income of the above loans receivable for both the six months ended December 31, 2025 and 2024 amounted to $105,000. These loans were advanced to third party in connection with the Company’s contemplated business cooperation with the counterparty. During the six months ended December 31, 2025, the maturity dates of the loans were further extended based on mutual agreement, primarily to align with the revised implementation timeline of the contemplated cooperation and related operational arrangements. As of December 31, 2025, the loans remained unsecured and non-collateralized. Management continues to monitor the status of the counterparties and the contemplated cooperation, and has considered the relevant facts and circumstances in assessing the recoverability of the outstanding balances and the related allowance for credit losses.